EMPLOYEE RELATED LIABILITIES (Schedule of Assets Measured at Fair Value) (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in mutual funds
Total assets measured at fair value
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in mutual funds	19,871	18,526
Total assets measured at fair value	19,871	18,526
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in mutual funds
Total assets measured at fair value